UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 47.4%

                 BRAZIL - 7.7%
        125,316  Banco Bradesco S.A., ADR ...........................................        $   2,132,885
         22,000  Lojas Renner S.A. ..................................................              819,359
         27,000  Multiplan Empreendimentos Imobiliarios S.A. ........................              775,628
         93,000  Petroleo Brasileiro S.A., ADR ......................................            1,687,950
         66,500  Souza Cruz S.A. ....................................................              977,056
         62,267  Ultrapar Participacoes S.A. ........................................            1,578,591
         62,194  Vale S.A., ADR .....................................................            1,075,334
         33,867  Vale S.A., Preference Shares, ADR ..................................              559,822
                                                                                             -------------
                                                                                                 9,606,625
                                                                                             -------------

                 CHILE - 0.8%
         32,728  Banco Santander Chile S.A., ADR ....................................              931,766
                                                                                             -------------

                 CHINA - 2.9%
        208,500  China Mobile Ltd. (b)...............................................            2,211,439
      1,070,000  PetroChina Co., Ltd., Class H (b)...................................            1,409,051
                                                                                             -------------
                                                                                                 3,620,490
                                                                                             -------------

                 HONG KONG - 3.5%
        311,600  AIA Group Ltd. (b)..................................................            1,370,024
        202,000  Hang Lung Group Ltd. (b)............................................            1,138,077
        640,000  Swire Pacific Ltd., B Shares (b)....................................            1,561,171
         89,600  Swire Properties Ltd. (b)...........................................              318,667
                                                                                             -------------
                                                                                                 4,387,939
                                                                                             -------------

                 HUNGARY - 0.6%
          5,500  Richter Gedeon Nyrt (b).............................................              769,997
                                                                                             -------------

                 INDIA - 5.7%
         20,000  GlaxoSmithKline Pharmaceuticals Ltd. (b)............................              811,685
         13,000  Grasim Industries Ltd. (b)..........................................              673,677
         23,000  Hero Honda Motors Ltd. (b)..........................................              653,688
         80,671  Hindustan Unilever Ltd. (b).........................................              692,995
        110,500  Housing Development Finance Corp., Ltd. (b).........................            1,683,703
         20,000  ICICI Bank Ltd. (b).................................................              388,677
         23,668  Infosys Technologies Ltd. (b).......................................            1,262,882
        109,857  ITC Ltd. (b)........................................................              625,898
          7,428  UltraTech Cement Ltd. (b)...........................................              255,821
                                                                                             -------------
                                                                                                 7,049,026
                                                                                             -------------

                 INDONESIA - 1.3%
      1,955,000  PT Astra International Tbk (b)......................................            1,595,217
                                                                                             -------------

                 ITALY - 1.0%
         30,600  Tenaris S.A., ADR ..................................................            1,247,868
                                                                                             -------------

                 KAZAKHSTAN - 0.0%
            376  BTA Bank JSC (c)....................................................                    1
                                                                                             -------------

                 MALAYSIA - 1.1%
        220,000  CIMB Group Holdings Berhad (b)......................................              544,144


               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

                 MALAYSIA - (CONTINUED)
        150,000  Public Bank Berhad (b)..............................................        $     790,000
                                                                                             -------------
                                                                                                 1,334,144
                                                                                             -------------

                 MEXICO - 4.2%
         15,700  Fomento Economico Mexicano, S.A.B. de C.V., ADR ....................            1,781,950
         40,000  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ..........            1,336,000
        262,200  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .................            2,094,806
                                                                                             -------------
                                                                                                 5,212,756
                                                                                             -------------

                 PHILIPPINES - 1.8%
      1,550,000  Ayala Land, Inc. (b)................................................            1,244,543
        370,572  Bank of the Philippine Islands (b)..................................              997,216
                                                                                             -------------
                                                                                                 2,241,759
                                                                                             -------------

                 POLAND - 0.8%
         20,000  Bank Pekao S.A. (b).................................................              966,000
                                                                                             -------------

                 RUSSIA - 1.6%
         25,500  LUKOIL, ADR ........................................................            1,644,750
          7,000  Magnit OJSC (b).....................................................              316,930
                                                                                             -------------
                                                                                                 1,961,680
                                                                                             -------------

                 SOUTH AFRICA - 2.6%
         43,610  Massmart Holdings Ltd. (b)..........................................              903,553
         20,978  SABMiller PLC (b)...................................................            1,107,457
        119,729  Truworths International Ltd. (b)....................................            1,174,460
                                                                                             -------------
                                                                                                 3,185,470
                                                                                             -------------

                 SOUTH KOREA - 2.7%
          2,756  E-Mart Co., Ltd. (b)................................................              545,009
          3,500  Samsung Electronics Co., Ltd., Preference Shares (b)................            2,740,540
                                                                                             -------------
                                                                                                 3,285,549
                                                                                             -------------

                 TAIWAN - 2.2%
        210,005  Taiwan Mobile Co., Ltd. (b).........................................              710,736
        593,954  Taiwan Semiconductor Manufacturing Co., Ltd. (b)....................            1,989,304
                                                                                             -------------
                                                                                                 2,700,040
                                                                                             -------------

                 THAILAND - 2.7%
        161,000  PTT Exploration and Production Public Co., Ltd. (b).................              819,485
         70,200  Siam Cement Public (The) Co., Ltd. (b)..............................            1,163,365
        230,600  Siam Commercial Bank Public Co., Ltd. (b)...........................            1,402,403
                                                                                             -------------
                                                                                                 3,385,253
                                                                                             -------------

                 TURKEY - 2.6%
         87,635  Akbank TAS (b)......................................................              460,465
         20,222  Bim Birlesik Magazalar AS (b).......................................              985,663
        181,150  Haci Omer Sabanci Holding AS (b)....................................            1,072,361
        141,000  Turkiye Garanti Bankasi AS (b)......................................              748,741
                                                                                             -------------
                                                                                                 3,267,230
                                                                                             -------------
               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

                 UNITED KINGDOM - 1.6%
         19,000  BHP Billiton PLC (b)................................................        $     556,190
         56,608  Standard Chartered PLC (b)..........................................            1,469,897
                                                                                             -------------
                                                                                                 2,026,087
                                                                                             -------------
                 TOTAL COMMON STOCKS ................................................           58,774,897
                 (Cost $37,824,710)                                                          -------------

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 39.7%

                 ARGENTINA - 0.4%
        470,000  Republic of Argentina (USD) ...........         7.00%         09/12/13            465,862
                                                                                             -------------

                 BRAZIL - 4.3%
      9,689,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) .............................        10.00%         01/01/17          4,907,628
        400,000  Republic of Brazil (USD) ..............         5.63%         01/07/41            470,000
                                                                                             -------------
                                                                                                 5,377,628
                                                                                             -------------

                 COSTA RICA - 0.2%
        300,000  Republic of Costa Rica (USD) ..........         4.25%         01/26/23            301,050
                                                                                             -------------

                 CROATIA - 0.5%
        600,000  Croatia Government International Bond
                     (USD) .............................         6.63%         07/14/20            655,500
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        200,000  Dominican Republic (USD) ..............         7.50%         05/06/21            225,100
        118,000  Dominican Republic (USD) ..............         8.63%         04/20/27            145,140
                                                                                             -------------
                                                                                                   370,240
                                                                                             -------------

                 GEORGIA - 0.3%
        350,000  Georgian Oil and Gas Corp. (USD) (e)...         6.88%         05/16/17            368,095
                                                                                             -------------

                 HONDURAS - 0.7%
        840,000  Honduras Government International Bond
                     (USD) (e)..........................         7.50%         03/15/24            847,140
                                                                                             -------------

                 HUNGARY - 3.2%
     40,000,000  Hungary Government Bond (HUF) .........         6.75%         08/22/14            173,506
    663,000,000  Hungary Government Bond (HUF) .........         6.75%         11/24/17          2,944,692
        820,000  Hungary Government Bond (USD) .........         4.13%         02/19/18            787,200
                                                                                             -------------
                                                                                                 3,905,398
                                                                                             -------------

                 INDONESIA - 1.0%
  4,000,000,000  Indonesian Government Bond (IDR) ......        10.00%         07/15/17            491,694
  5,500,000,000  Indonesian Government Bond (IDR) ......        10.50%         08/15/30            807,653
                                                                                             -------------
                                                                                                 1,299,347
                                                                                             -------------
               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - (CONTINUED)

                 IVORY COAST - 0.6%
        800,000  Ivory Coast Government Bond (USD) .....         5.75%         12/31/32      $     746,000
                                                                                             -------------

                 LATVIA - 0.5%
        700,000  Republic of Latvia (USD) (e)...........         2.75%         01/12/20            676,550
                                                                                             -------------

                 MALAYSIA - 1.4%
      1,400,000  Malaysia Government Bond (MYR) ........         3.21%         05/31/13            452,232
      3,900,000  Malaysia Government Bond (MYR) ........         4.01%         09/15/17          1,303,940
                                                                                             -------------
                                                                                                 1,756,172
                                                                                             -------------

                 MEXICO - 3.0%
     36,500,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) .............................         7.50%         06/03/27          3,587,635
        100,000  United Mexican States (USD) ...........         6.05%         01/11/40            124,250
                                                                                             -------------
                                                                                                 3,711,885
                                                                                             -------------

                 MONGOLIA - 0.4%
        300,000  Mongolia Government International Bond
                     (USD) .............................         4.13%         01/05/18            291,000
        200,000  Mongolia Government International Bond
                     (USD) .............................         5.13%         12/05/22            187,500
                                                                                             -------------
                                                                                                   478,500
                                                                                             -------------

                 NIGERIA - 1.7%
    295,000,000  Nigeria Government Bond (NGN) .........        15.10%         04/27/17          2,124,447
                                                                                             -------------

                 PAKISTAN - 0.8%
        210,000  Islamic Republic of Pakistan (USD) ....         7.13%         03/31/16            189,000
        850,000  Islamic Republic of Pakistan (USD) ....         6.88%         06/01/17            745,875
                                                                                             -------------
                                                                                                   934,875
                                                                                             -------------

                 PERU - 1.1%
      2,900,000  Peruvian Government Bond (PEN) ........         7.84%         08/12/20          1,413,498
                                                                                             -------------

                 QATAR - 0.7%
        690,000  State of Qatar (USD) ..................         5.25%         01/20/20            807,645
                                                                                             -------------

                 ROMANIA - 1.2%
      1,200,000  Romania Government Bond (RON) .........         5.75%         01/27/16            351,742
      1,020,000  Romania Government International Bond
                    (USD) .............................          6.75%        02/07/22           1,190,850
                                                                                             -------------
                                                                                                 1,542,592
                                                                                             -------------

                 RUSSIA - 1.4%
     50,000,000  Russian Foreign Bond (RUB) ............         7.85%         03/10/18          1,719,306
                                                                                             -------------

                 SERBIA - 2.8%
        200,000  Republic of Serbia (USD) ..............         5.25%         11/21/17            207,000
        400,000  Republic of Serbia (USD) (e)...........         4.88%         02/25/20            396,400
        850,000  Republic of Serbia (USD) ..............         7.25%         09/28/21            944,563
        420,000  Republic of Serbia (USD) (e)...........         7.25%         09/28/21            466,725


               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - (CONTINUED)

                 SERBIA - (CONTINUED)
    137,000,000  Serbia Treasury Bills (RSD) ...........         (f)           01/23/14      $   1,448,149
                                                                                             -------------
                                                                                                 3,462,837
                                                                                             -------------

                 SOUTH AFRICA - 3.4%
      5,300,000  Republic of South Africa (ZAR) ........        13.50%         09/15/15            680,709
      5,350,000  Republic of South Africa (ZAR) ........         8.25%         09/15/17            634,015
     16,970,000  Republic of South Africa (ZAR) ........        10.50%         12/21/26          2,338,102
      6,000,000  Republic of South Africa (ZAR) ........         7.00%         02/28/31            597,796
                                                                                             -------------
                                                                                                 4,250,622
                                                                                             -------------

                 TANZANIA - 0.4%
        430,000  Tanzania Government International Bond
                     (USD) (g)..........................         6.45%         03/08/20            455,800
                                                                                             -------------

                 TURKEY - 3.6%
        550,000  Republic of Turkey (USD) ..............         6.25%         09/26/22            653,125
      3,400,000  Turkey Government Bond (TRY) ..........         9.00%         01/27/16          2,008,843
      2,600,000  Turkey Government Bond (TRY) ..........         3.00%         02/23/22          1,773,788
                                                                                             -------------
                                                                                                 4,435,756
                                                                                             -------------

                 UNITED ARAB EMIRATES - 1.3%
      1,300,000  Dubai Government International Bond (USD)       7.75%         10/05/20          1,608,750
                                                                                             -------------

                 URUGUAY - 1.5%
     22,854,630  Republica Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (h)............         5.00%         09/14/18          1,425,417
      5,848,209  Republica Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (h)............         4.25%         04/05/27            383,364
                                                                                             -------------
                                                                                                 1,808,781
                                                                                             -------------

                 VENEZUELA - 2.8%
      2,150,000  Republic of Venezuela (USD) ...........         5.75%         02/26/16          2,037,125
      1,470,000  Republic of Venezuela (USD) ...........         7.75%         10/13/19          1,381,800
                                                                                             -------------
                                                                                                 3,418,925
                                                                                             -------------

                 VIETNAM - 0.2%
        200,000  Socialist Republic of Vietnam (USD) ...         6.88%         01/15/16            222,500
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ............................           49,165,701
                 (Cost $46,418,373)                                                          -------------

FOREIGN CORPORATE BONDS AND NOTES (D) - 15.5%

                 BRAZIL - 1.1%
        200,000  Banco do Estado do Rio Grande do Sul
                     (USD) (e)..........................         7.38%         02/02/22            218,100
        200,000  OAS Investments GMBH (USD) (e).........         8.25%         10/19/19            215,500
        150,000  Odebrecht Finance Ltd. (USD) ..........         7.50%         09/14/15            160,500


               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (D) - (CONTINUED)

                 BRAZIL - (CONTINUED)
        350,000  OGX Petroleo e Gas Participacoes S.A.
                     (USD) .............................         8.50%         06/01/18      $     274,750
        300,000  OSX 3 Leasing B.V. (USD) (e)...........         9.25%         03/20/15            299,250
        220,000  Vale Overseas Ltd. (USD) ..............         4.38%         01/11/22            225,995
                                                                                             -------------
                                                                                                 1,394,095
                                                                                             -------------

                 CHILE - 0.3%
        350,000  Automotores Gildemeister S.A. (USD) (e)         6.75%         01/15/23            368,375
                                                                                             -------------

                 CHINA - 0.6%
        200,000  COSL Finance BVI Ltd. (USD) (e)........         3.25%         09/06/22            195,618
        300,000  Country Garden Holdings Co., Ltd. (USD)        11.13%         02/23/18            348,000
        200,000  Yancoal International Resources
                     Development Co. Ltd. (USD) (e).....         5.73%         05/16/22            205,560
                                                                                             -------------
                                                                                                   749,178
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        350,000  AES Andres Dominicana/Itabo Dominicana
                     (USD) .............................         9.50%         11/12/20            378,000
                                                                                             -------------

                 EL SALVADOR - 0.4%
        450,000  Telemovil Finance Co., Ltd. (USD) .....         8.00%         10/01/17            492,750
                                                                                             -------------

                 GUATEMALA - 0.4%
        400,000  Industrial Subordinated Trust (USD) ...         8.25%         07/27/21            443,752
                                                                                             -------------

                 INDIA - 0.3%
        400,000  Bharti Airtel International Netherlands
                     B.V. (USD) (e).....................         5.13%         03/11/23            403,600
                                                                                             -------------

                 INDONESIA - 0.1%
        150,000  PT Adaro Indonesia (USD) ..............         7.63%         10/22/19            163,875
                                                                                             -------------

                 KAZAKHSTAN - 0.6%
        300,000  Kazakhstan Temir Zholy Finance B.V. (USD)
                     (e)................................         6.95%         07/10/42            351,750
        400,000  Zhaikmunai International B.V. (USD) (e)         7.13%         11/13/19            429,000
                                                                                             -------------
                                                                                                   780,750
                                                                                             -------------

                 MEXICO - 2.1%
        200,000  Alpek S.A. de C.V. (USD) (e)...........         4.50%         11/20/22            208,000
        350,000  BBVA Bancomer S.A. Texas (USD) (e).....         6.75%         09/30/22            400,750
        500,000  CEMEX Espana S.A. Luxembourg (USD) ....         9.88%         04/30/19            578,100
        400,000  Corporacion GEO S.A. de C.V. (USD) (e).         8.88%         03/27/22            346,000
        264,000  Desarrolladora Homex S.A. (USD) .......         9.50%         12/11/19            228,360
        632,938  GEO Maquinaria S.A. de C.V. (USD) .....         9.63%         05/02/21            522,173
        360,000  Tenedora Nemak S.A. de C.V. (USD) (e)..         5.50%         02/28/23            365,400
                                                                                             -------------
                                                                                                 2,648,783
                                                                                             -------------
               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (D) - (CONTINUED)

                 MULTINATIONAL - 1.1%
     76,200,000  European Bank For Reconstruction &
                     Development (INR) .................         5.25%         02/07/14      $   1,387,743
                                                                                             -------------

                 NIGERIA - 0.3%
        350,000  Access Finance B.V. (USD) (e)..........         7.25%         07/25/17            372,111
                                                                                             -------------

                 RUSSIA - 5.5%
        450,000  Alfa Bank (USD) .......................         7.88%         09/25/17            509,040
        200,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) .............................         7.75%         04/28/21            224,500
        400,000  EuroChem Mineral & Chemical Co. OJSC
                     (USD) (e)..........................         5.13%         12/12/17            408,000
        200,000  Evraz Group S.A. (USD) ................         7.40%         04/24/17            213,500
        250,000  Gazprom Neft OAO via GPN Capital S.A.
                     (USD) (e)..........................         4.38%         09/19/22            247,813
        500,000  Home Credit & Finance Bank (USD) (e)...         9.38%         04/24/20            538,750
        400,000  Metalloinvest Finance Ltd. (USD) ......         6.50%         07/21/16            422,252
     86,400,000  RZD Capital Ltd. (RUB) ................         8.30%         04/02/19          2,868,447
        300,000  Sberbank of Russia via SB Capital S.A.
                     (USD) (e)..........................         6.13%         02/07/22            336,000
        200,000  Sibur Securities Ltd. (USD) (e)........         3.91%         01/31/18            197,500
        420,000  Vimpelcom Holdings B.V. (USD) (e)......         5.95%         02/13/23            419,475
        400,000  VTB Bank OJSC via VTB Capital S.A. (USD)        6.88%         05/29/18            442,000
                                                                                             -------------
                                                                                                 6,827,277
                                                                                             -------------

                 TURKEY - 1.0%
        200,000  Arcelik AS (USD) (e)...................         5.00%         04/03/23            200,000
        250,000  Turkiye Halk Bankasi AS (USD) .........         3.88%         02/05/20            246,875
        200,000  Turkiye Vakiflar Bankasi (USD) (e).....         6.00%         11/01/22            206,000
        500,000  Yasar Holdings (USD) ..................         9.63%         10/07/15            530,000
                                                                                             -------------
                                                                                                 1,182,875
                                                                                             -------------

                 UKRAINE - 1.2%
        350,000  Ferrexpo Finance PLC (USD) ............         7.88%         04/07/16            350,875
        360,000  Metinvest B.V. (USD) ..................        10.25%         05/20/15            381,492
        250,000  MHP S.A. (USD) ........................        10.25%         04/29/15            377,218
        370,000  MHP S.A. (USD) (e).....................         8.25%         04/02/20            367,458
                                                                                             -------------
                                                                                                 1,477,043
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.2%
        200,000  Abu Dhabi National Energy Co. (USD) (e)         3.63%         01/12/23            202,500
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ............................          1 9,272,707
                 (Cost $18,729,212)                                                          -------------

                 TOTAL INVESTMENTS - 102.6% .........................................         12 7,213,305
                 (Cost $102,972,295) (j)

                 OUTSTANDING LOANS - (4.7%) .........................................           (5,800,000)


               See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


                                                DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------

                 NET OTHER ASSETS AND LIABILITIES - 2.1% ............................        $   2,640,323
                                                                                             -------------
                 NET ASSETS - 100.0% ................................................        $ 124,053,628
                                                                                             =============

---------------------------------------

      (a) All of the securities within the Portfolio of Investments, except for the BTA Bank JSC common stock, are available to serve as collateral for the outstanding loan.

      (b) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c)   Non-income producing security.

      (d) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.


      (e) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Fund's investment advisor. At March 31, 2013, securities noted as such amounted to $10,257,420 or 8.27% of net assets.

      (f)   Zero coupon bond.

      (g) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2013.

      (h) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (i) Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2013. At a predetermined date, the fixed rate will change to a variable rate.

      (j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,711,166 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,470,156.

      ADR   American Depositary Receipt

Currency Abbreviations
           BRL   Brazilian Real                   THB  Thailand Baht
           GBP   British Pound Sterling           TRY  Turkish Lira
           HKD   Hong Kong Dollar                 TWD  Taiwan Dollar
           HUF   Hungarian Forint                 USD  United States Dollar
           IDR   Indonesian Rupiah                UYU  Uruguayan Peso
           INR   Indian Rupee                     ZAR  South African Rand
           KRW   South Korean Won
           KZT   Kazakhstan Tenge
           MXN   Mexican Peso
           MYR   Malaysian Ringgit
           NGN   Nigerian Naira
           PEN   Peruvian New Sol
           PHP   Philippines Peso
           PLN   Polish Zloty
           RON   Romanian Leu
           RSD   Serbian Dinar
           RUB   Russian Ruble


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
Brazil.......................................   $     9,606,625  $   9,606,625  $            --  $           --
Chile........................................           931,766        931,766               --              --
China........................................         3,620,490             --        3,620,490              --
Hong Kong....................................         4,387,939             --        4,387,939              --
Hungary......................................           769,997             --          769,997              --
India........................................         7,049,026             --        7,049,026              --
Indonesia....................................         1,595,217             --        1,595,217              --
Italy........................................         1,247,868      1,247,868               --              --
Kazakhstan...................................                 1              1               --              --
Malaysia.....................................         1,334,144             --        1,334,144              --
Mexico.......................................         5,212,756      5,212,756               --              --
Philippines..................................         2,241,759             --        2,241,759              --
Poland.......................................           966,000             --          966,000              --
Russia.......................................         1,961,680      1,644,750          316,930              --
South Africa.................................         3,185,470             --        3,185,470              --
South Korea..................................         3,285,549             --        3,285,549              --
Taiwan.......................................         2,700,040             --        2,700,040              --
Thailand.....................................         3,385,253             --        3,385,253              --
Turkey.......................................         3,267,230             --        3,267,230              --
United Kingdom...............................         2,026,087             --        2,026,087              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks...................        58,774,897     18,643,766       40,131,131              --
                                                ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*...........        49,165,701             --       49,165,701              --
Foreign Corporate Bonds and Notes*...........        19,272,707             --       19,272,707              --
                                                ---------------  -------------  ---------------  --------------
Total Investments............................       127,213,305     18,643,766      108,569,539              --
Forward Foreign Currency Contracts**.........           174,611             --          174,611              --
                                                ---------------  -------------  ---------------  --------------
Total........................................   $   127,387,916  $  18,643,766  $   108,744,150  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**.........   $       (32,405) $          --  $       (32,405) $           --
                                                ===============  =============  ===============  ==============

*  See the Portfolio of Investments for country breakout.
** See the Schedule of Forward Foreign Currency Contacts for contract and currency detail.

               See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The foreign equity security, valued at $790,000, that transferred from Level 1 to Level 2 at March 31, 2013, was the result of being priced based upon a factor provided by an independent pricing service vs. being priced based on a last sale price at December 31, 2012. The foreign equity security, valued at $1, that transferred from Level 2 to Level 1 at March 31, 2013, was the result of being priced on the primary exchange.

                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Government Bonds and Notes                          38.6%
Commercial Banks                                    13.9
Oil, Gas & Consumable Fuels                          6.8
Real Estate Management & Development                 4.2
Semiconductors & Semiconductor Equipment             3.7
Transportation Infrastructure                        3.6
Metals & Mining                                      2.7
Wireless Telecommunication Services                  2.6
Beverages                                            2.3
Food & Staples Retailing                             2.2
Automobiles                                          2.1
Construction Materials                               1.6
Diversified Financial Services                       1.6
Thrifts & Mortgage Finance                           1.3
Tobacco                                              1.3
Pharmaceuticals                                      1.2
Insurance                                            1.1
Household Durables                                   1.0
Chemicals                                            1.0
IT Services                                          1.0
Energy Equipment & Services                          1.0
Specialty Retail                                     0.9
Construction & Engineering                           0.8
Diversified Telecommunication Services               0.7
Multiline Retail                                     0.6
Food Products                                        0.6
Household Products                                   0.5
Electric Utilities                                   0.5
Consumer Finance                                     0.4
Machinery                                            0.2
----------------------------------------------------------
                                          Total    100.0%
                                                 =========

CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                      40.9%
INR                                       6.6
BRL                                       6.4
HKD                                       6.3
ZAR                                       6.3
TRY                                       5.2
MXN                                       4.5
THB                                       2.7
KRW                                       2.6
MYR                                       2.4
TWD                                       2.1
HUF                                       1.8
PHP                                       1.8
NGN                                       1.7
RUB                                       1.6
UYU                                       1.4
IDR                                       1.3
GBP                                       1.1
RSD                                       1.1
PEN                                       1.1
PLN                                       0.8
RON                                       0.3
KZT                                       0.0  ##
-------------------------------------------------
                              Total     100.0%
                                     ============

#    The weightings include the impact of
     currency forwards.
# #  Amount is less than 0.1%.


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2013 (UNAUDITED)

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF      UNREALIZED
 SETTLEMENT                        AMOUNT              AMOUNT            MARCH 31,        MARCH 31,     APPRECIATION/
    DATE     COUNTERPARTY      PURCHASED (a)          SOLD (a)             2013             2013        (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
  04/19/13  BAR             ZAR      7,326,000    USD        825,707   $      794,345   $      825,707   $     (31,362)
  06/04/13  RBS             USD        876,719    BRL      1,753,000          876,719          860,644          16,075
  04/19/13  CIT             USD      1,614,253    HUF    357,827,000        1,614,253        1,502,967         111,286
  06/04/13  JPM             USD      1,261,188    IDR 12,278,929,000        1,261,188        1,252,407           8,781
  06/04/13  JPM             USD        698,172    RUB     21,769,000          698,172          691,991           6,181
  06/04/13  RBS             USD      1,819,410    RUB     56,833,000        1,819,410        1,806,602          12,808
  04/19/13  JPM             USD        485,095    TRY        882,000          485,095          486,138          (1,043)
  04/19/13  CIT             USD        813,825    ZAR      7,326,000          813,825          794,345          19,480
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)...........................................                    $    142,206
                                                                                                        ==============

(a) Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           BAR   Barclays Bank
           CIT   Citibank, NA
           JPM   JPMorgan Chase
           RBS   Royal Bank of Scotland

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2013 (UNAUDITED)



                                1. ORGANIZATION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Fund's Common Shares is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

     Bond, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

     1) benchmark yields;

     2) reported trades;

     3) broker/dealer quotes;

     4) issuer spreads;

     5) benchmark securities;

     6) bids and offers; and

     7) reference data including market research publications.

     Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

     Securities traded in an over-the-counter market are valued at their closing bid prices.

     Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

     Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

     1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

     2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

     3)  the type, size and cost of security;

     4) the financial statements of the issuer, or the financial condition of the country of issue;

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2013 (UNAUDITED)


     5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

     6)  the information as to any transactions in or offers for the security;

     7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

     8)  the coupon payments;

     9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13) other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

     1)  the type of security;

     2)  the size of the holding;

     3)  the initial cost of the security;

     4)  transactions in comparable securities;

     5)  price quotes from dealers and/or pricing services;

     6)  relationships among various securities;

     7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

     8)  an analysis of the issuer's financial statements; and

     9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

     1) the value of similar foreign securities traded on other foreign markets;

     2)  ADR trading of similar securities;

     3)  closed-end fund trading of similar securities;

     4)  foreign currency exchange activity;

     5) the trading prices of financial products that are tied to baskets of foreign securities; 6) factors relating to the event that precipitated the pricing problem;

     7) whether the event is likely to recur; and 8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2013 (UNAUDITED)


The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the three months ended March 31, 2013, the amount of notional values of forward foreign currency contracts opened and closed were $14,614,805 and $15,464,914, respectively.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust/Aberdeen Emerging Opportunity Fund
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  May 21, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.